Submission	Jul. 30, 2025
Submission [Line Items]
Central Index Key	0000025598
Registrant Name	OneMain Finance Corporation
Registration File Number	333-274956-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES